Taxes on Income (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Description of corporate income tax rate	In December 2016, the Israeli parliament passed the Economic Efficiency Law (Legislative Amendments to Achieve Budget Targets for the 2017 and 2018 Budget), which set a further reduction of corporate tax from 25% to 23%. The provisions of the law included a Temporary Order stipulate that the corporate tax rate in 2017 will be 24%. As a result, the corporate tax rate in effect from 2018 onwards is 23%.
Carry forward losses	$ 1,585,272	$ 991,987
Israeli
Carry forward losses	$ 6,900,000